Pension and Postretirement Benefit Plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	$ 16	$ 40
Accrued benefit cost
Current liabilities	(55)	(53)
Non-current liabilities	(3,086)	(3,972)
Qualified and Non-qualified Pension Benefits
Change in plan assets
Company contributions	1,079	517	556
United States Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	14,499	12,319
Acquisitions	11	0
Service cost	254	206	201
Interest cost	587	626	638
Participant contributions	0	0
Foreign exchange rate changes	0	0
Plan amendments	0	8
Actuarial (gain) loss	179	2,022
Medicare Part D Reimbursement	0	0
Benefit payments	(726)	(680)
Settlements, curtailments, special termination benefits and other	26	(2)
Benefit obligation at end of year	14,830	14,499	12,319
Change in plan assets
Fair value, beginning balance	12,102	11,575
Acquisitions	8	0
Actual return on plan assets	1,645	972
Company contributions	752	237	290
Participant contributions	0	0
Foreign exchange rate changes	0	0
Benefit payments	(726)	(680)
Settlements, curtailments, special termination benefits and other	0	(2)
Fair value, ending balance	13,781	12,102	11,575
Funded status at end of year	(1,049)	(2,397)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	0	0
Accrued benefit cost
Current liabilities	(43)	(41)
Non-current liabilities	(1,006)	(2,356)
Ending balance	(1,049)	(2,397)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	0	0
Net actuarial loss (gain)	4,679	5,623
Prior service cost (credit)	24	30
Ending balance	4,703	5,653
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	505	14,499
Accumulated benefit obligation	492	13,804
Fair value of plan assets	8	12,102
Total Accumulated Benefit Obligation	14,127	13,804
International Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	5,332	4,912
Acquisitions	26	48
Service cost	124	124	105
Interest cost	247	261	241
Participant contributions	5	5
Foreign exchange rate changes	83	(84)
Plan amendments	(7)	(31)
Actuarial (gain) loss	882	318
Medicare Part D Reimbursement	0	0
Benefit payments	(278)	(221)
Settlements, curtailments, special termination benefits and other	0	0
Benefit obligation at end of year	6,414	5,332	4,912
Change in plan assets
Fair value, beginning balance	4,643	4,355
Acquisitions	0	26
Actual return on plan assets	463	272
Company contributions	327	280	266
Participant contributions	5	5
Foreign exchange rate changes	62	(74)
Benefit payments	(278)	(221)
Settlements, curtailments, special termination benefits and other	0	0
Fair value, ending balance	5,222	4,643	4,355
Funded status at end of year	(1,192)	(689)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	16	40
Accrued benefit cost
Current liabilities	(8)	(8)
Non-current liabilities	(1,200)	(721)
Ending balance	(1,192)	(689)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	(5)	(8)
Net actuarial loss (gain)	2,458	1,858
Prior service cost (credit)	(150)	(167)
Ending balance	2,303	1,683
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	5,122	2,983
Accumulated benefit obligation	4,808	2,740
Fair value of plan assets	4,038	2,321
Total Accumulated Benefit Obligation	5,942	4,889
Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	2,108	1,828
Acquisitions	0	0
Service cost	78	61	55
Interest cost	86	92	88
Participant contributions	52	56
Foreign exchange rate changes	(2)	(9)
Plan amendments	0	0
Actuarial (gain) loss	31	228
Medicare Part D Reimbursement	8	7
Benefit payments	(156)	(155)
Settlements, curtailments, special termination benefits and other	0	0
Benefit obligation at end of year	2,205	2,108	1,828
Change in plan assets
Fair value, beginning balance	1,209	1,149
Acquisitions	0	0
Actual return on plan assets	149	94
Company contributions	67	65	62
Participant contributions	52	56
Foreign exchange rate changes	0	0
Benefit payments	(156)	(155)
Settlements, curtailments, special termination benefits and other	0	0
Fair value, ending balance	1,321	1,209	1,149
Funded status at end of year	(884)	(899)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	0	0
Accrued benefit cost
Current liabilities	(4)	(4)
Non-current liabilities	(880)	(895)
Ending balance	(884)	(899)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	0	0
Net actuarial loss (gain)	1,028	1,171
Prior service cost (credit)	(197)	(269)
Ending balance	$ 831	$ 902